Note Payable - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended								3 Months Ended									1 Months Ended							1 Months Ended						1 Months Ended	3 Months Ended		3 Months Ended							3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended								1 Months Ended											1 Months Ended				1 Months Ended					3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Repayment of Debt	Mar. 31, 2013 Credit Facility 2013	Jan. 22, 2013 Credit Facility 2013	Jan. 22, 2013 Credit Facility 2013 Integral Multiple	Jan. 22, 2013 Credit Facility 2013 Investors reinvested in either or both of the 2013 Credit Facilities and Senior Notes	Jan. 31, 2013 Credit Facility 2013 Federal Funds Rate	Jan. 31, 2013 Credit Facility 2013 One Month LIBOR	Jan. 22, 2013 Credit Facility 2013 If the Consolidated Leverage Ratio is less than 2.00:1.00	Jan. 22, 2013 Credit Facility 2013 If the Consolidated Leverage Ratio is 2.00:1.00 or greater	Mar. 31, 2013 Credit Facility 2013 Minimum	Jan. 22, 2013 Credit Facility 2013 Minimum	Jan. 31, 2013 Credit Facility 2013 Refinancing of Debt Federal Funds Rate	Jan. 31, 2013 Credit Facility 2013 Refinancing of Debt One Month LIBOR	Jan. 22, 2013 Credit Facility 2013 Refinancing of Debt If the Consolidated Leverage Ratio is less than 2.00:1.00	Jan. 22, 2013 Credit Facility 2013 Refinancing of Debt If the Consolidated Leverage Ratio is 2.00:1.00 or greater	Jan. 22, 2013 Credit Facility 2013 Term Loan Facility Issuance of Debt	Jan. 22, 2013 Credit Facility 2013 2013 Revolving Facility Issuance of Debt	Jan. 22, 2013 Senior Notes Issuance of Debt	Jan. 31, 2013 4.5% Senior Notes	Mar. 31, 2013 4.5% Senior Notes	Jan. 22, 2013 4.5% Senior Notes	Jan. 22, 2013 4.5% Senior Notes If the Company experiences certain changes of control together with a ratings downgrade	Jan. 22, 2013 4.5% Senior Notes If the Company sells certain assets and do not repay certain debt or reinvest the proceeds of such sales within certain time periods	Jan. 22, 2013 4.5% Senior Notes Minimum	Jan. 22, 2013 4.5% Senior Notes Maximum	Jan. 31, 2013 4.5% Senior Notes Refinancing of Debt	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt If the Company experiences certain changes of control together with a ratings downgrade	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt If the Company sells certain assets and do not repay certain debt or reinvest the proceeds of such sales within certain time periods	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt Minimum	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt Maximum	Jan. 31, 2013 2013 Term Facility	Mar. 31, 2013 2013 Term Facility	Jan. 22, 2013 2013 Term Facility	Mar. 31, 2013 2013 Revolving Facility	Jan. 22, 2013 2013 Revolving Facility	Mar. 31, 2013 2013 Revolving Facility Letter of Credit	Mar. 31, 2013 2013 Revolving Facility Swing Loan Subfacility	Mar. 31, 2013 Incremental Term Loan	Mar. 31, 2013 Incremental Term Loan Minimum	Mar. 31, 2013 Incremental Term Loan Maximum	Mar. 31, 2013 2011 Term Facility	Dec. 31, 2012 Credit Facility 2011	Dec. 31, 2011 Credit Facility 2011	Dec. 31, 2012 Credit Facility 2011 Minimum	Dec. 31, 2012 Credit Facility 2011 Maximum	Nov. 30, 2011 Credit Facility 2011 Term Loan Facility	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility	Dec. 31, 2011 Credit Facility 2011 Term Loan Facility	Nov. 08, 2011 Credit Facility 2011 Term Loan Facility	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility Federal Funds Rate	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility One Month LIBOR	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility Base Rate	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility LIBOR	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility Minimum	Nov. 30, 2011 Credit Facility 2011 2013 Revolving Facility	Dec. 31, 2012 Credit Facility 2011 2013 Revolving Facility	Dec. 31, 2011 Credit Facility 2011 2013 Revolving Facility	Nov. 08, 2011 Credit Facility 2011 2013 Revolving Facility	Nov. 08, 2011 Credit Facility 2011 2013 Revolving Facility Swingline Loans	Nov. 08, 2011 Credit Facility 2011 2013 Revolving Facility Letter of Credit	Dec. 31, 2012 Credit Facility 2011 2013 Revolving Facility Base Rate	Dec. 31, 2012 Credit Facility 2011 2013 Revolving Facility LIBOR	Nov. 08, 2011 Credit Facility 2011 Incremental Credit Facility	Dec. 31, 2012 Credit Facility 2011 2011 Term Facility	Dec. 31, 2012 Credit Facility 2011 Revolving Credit Facility Twenty Eleven	Jan. 31, 2013 2013 Term Facility Credit Facility 2013 Refinancing of Debt	Jan. 22, 2013 2013 Term Facility Credit Facility 2013 Refinancing of Debt	Jan. 22, 2013 2013 Term Facility Credit Facility 2013 Refinancing of Debt Integral Multiple	Jan. 22, 2013 2013 Term Facility Credit Facility 2013 Refinancing of Debt Minimum	Jan. 31, 2013 2013 Revolving Credit Facility Credit Facility 2013 Refinancing of Debt	Jan. 22, 2013 2013 Revolving Credit Facility Credit Facility 2013 Refinancing of Debt	Jan. 22, 2013 2013 Revolving Credit Facility Credit Facility 2013 Refinancing of Debt Letter of Credit	Jan. 22, 2013 2013 Revolving Credit Facility Credit Facility 2013 Refinancing of Debt Swing Loan Subfacility	Jan. 22, 2013 Incremental Term Loan Credit Facility 2013 Refinancing of Debt	Mar. 31, 2013 Senior Notes
Credit Facility [Line Items]
Credit facility, maximum borrowing capacity																			$ 325,000,000	$ 200,000,000																				$ 100,000,000	$ 25,000,000												$ 600,000,000									$ 100,000,000	$ 25,000,000	$ 30,000,000			$ 400,000,000		$ 100,000,000		$ 325,000,000					$ 100,000,000	$ 25,000,000	$ 400,000,000
Credit facility, maturity date																																				Jan. 22, 2018		Jan. 22, 2018												Nov. 08, 2018									Nov. 08, 2016											Jan. 22, 2018				Jan. 22, 2018
Credit facility, borrowed amount																																																		600,000,000																				325,000,000
Letter of credit, outstanding amount																																						7,800,000								7,800,000																													7,800,000
Outstanding voting equity interests of foreign subsidiaries pledged as collateral																																														65.00%
Outstanding non-voting equity interests of foreign subsidiaries pledged as collateral																																														100.00%
Outstanding voting equity interests of domestic subsidiaries pledged as collateral																																														65.00%
Credit facility, periodic principal payment																																																			1,500,000
Credit facility, principal payment starting date																													Jul. 15, 2013						Mar. 31, 2013																Dec. 31, 2011																				Mar. 31, 2013
Credit facility, principal payments end date																																																			2018-09-30																			2017-12-31
Credit facility, remaining principal payment due date																																			Jan. 22, 2018																Nov. 08, 2018																			Jan. 22, 2018
Credit facility, remaining principal balance																																																			558,000,000
Credit facility, base rate, spread									0.50%	1.00%					0.50%	1.00%																																						0.50%	1.00%
Credit facility, base rate																																																										2.25%
Credit facility, stated interest rate spread over LIBOR rate																																																								2.75%	3.75%								2.50%	3.50%
Credit facility, interest payment starting date																																																			Feb. 08, 2012
Credit facility, interest rate																																																			5.00%	5.00%
Payment of loan origination fees																																														10,000,000
Deferred financing costs																																															19,400,000																																15,200,000
Amortization expense of loan origination fees and deferred financing fees		4,100,000	600,000		400,000
Unamortized loan origination fees and deferred financing costs		24,800,000	28,800,000
Credit facility, leverage ratio that will trigger mandatory prepayments																																														1.5
Credit facility, prepayment fee in the event it is refinanced within the first year of issuance																																																			1.00%
Credit facility, mandatory prepayments as percentage of excess cash flow																																																25.00%	50.00%
Credit facility, outstanding borrowings																																																			592,500,000	598,500,000
Credit facility, accrued interest																																																				4,500,000
Credit facility, available borrowings																																						192,200,000																						92,200,000	100,000,000								92,200,000						192,200,000
Senior Notes	300,000,000																				300,000,000																																																										300,000,000
Repayment of term loan facility				592,500,000
Senior notes, interest rate																													4.50%
Senior notes, maturity date																						Jan. 15, 2023							Jan. 15, 2023
Senior notes, interest payment dates																						On January 15 and July 15 of each year							On January 15 and July 15 of each year
Senior Notes, Interest Accrual Beginning Date																						Jan. 22, 2013							Jan. 22, 2013
Maximum amount as percentage of aggregate principal amount of the Notes that can be redeemed prior to July 15, 2016																								35.00%						35.00%
Redemption price as percentage of principal amount																						104.50%							104.50%
Percentage of notes remains outstanding																								65.00%						65.00%
Senior notes, redemption period																						90 days							90 days
Senior notes, prior notice period																											30 days	60 days					30 days	60 days
Redemption price percentage of principal amount in 2018																						102.25%							102.25%
Redemption price percentage of principal amount in 2019																						101.50%							101.50%
Redemption price percentage of principal amount in 2020																						100.75%							100.75%
Redemption price percentage of principal amount in 2021 and thereafter																						100.00%							100.00%
Purchase price of notes as percentage of principal amount																									101.00%	100.00%					101.00%	100.00%
Additional interest to holder of notes on principal amount of notes that are subject to transfer restrictions																						0.25%							0.25%
Additional interest rate increase per annum, minimum																								0.25%						0.25%
Additional interest rate increase per annum, maximum																								1.00%						1.00%
Consolidated secured leverage ratio																																											1.00	2.50																																		2.50
Credit facility, outstanding balance due in full on January 22, 2018																																					284,400,000																																		284,400,000
Applicable margin per annum for borrowings based on base rate											0.50%	0.75%					0.50%	0.75%
Applicable margin per annum for borrowings based on LIBOR rate											1.50%	1.75%					1.50%	1.75%
Optional voluntary prepayment of loans							500,000							1,000,000																																																										500,000	1,000,000
Notes Payable	622,242,000	584,813,000	589,665,000																																											584,813,000
Maximum borrowing capacity of term loan facility																																					325,000,000		200,000,000			400,000,000																										600,000,000
Extinguishment of note payable																																													592,500,000
Percentage of change in the present value of future cash flows between investments													10.00%
Loan origination fees and deferred financing costs					10,000,000	25,800,000		16,900,000
Interest and other expense					10,900,000
Loss on debt extinguishment	(10,886,000)				9,400,000
Debt modification expense					1,500,000
Debt, principal payments due on last day of quarter																																				2,000,000
Term loan facility, principal payments end date																																			December 31, 2017
Accrued interest			4,648,000		200,000																		2,600,000
Senior notes, interest rate																						4.50%
Amortization expense deferred financing costs																																																																															$ 200,000